Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of net deferred tax liability
Deferred tax liability
Unrealized gain on marketable securities	$(2,014)
Deferred tax liability	$(2,014)

Schedule of income tax provision
	Year Ended December 31,
	2019	2018
Federal
Current	$422,369	$284,958
Deferred	569	1,952

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,445	(1,952)
Income tax provision	$424,383	$284,958

Schedule of reconciliation of the federal income effective tax rate
	Year Ended December 31,
	2019	2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Deferred tax liability rate change	0.0%	0.0%
Business combination expenses	13.0%	0.0%
Change in valuation allowance	0.1%	(0.1)%
Income tax provision	34.1%	20.9%